Net Income Per Unit from continuing operations (Tables)	6 Months Ended
Jun. 30, 2019
Net Income Per Unit [Abstract]
Net Income Per Unit Basic and Diluted

BASIC and DILUTED	For the six-month periods ended June 30,
Numerators	2019	2018
Partnership’s net income from continuing operations	$15,265	$7,164
Less:
Preferred unit holders’ interest in Partnership’s net income from continuing operations	8,996	5,550
General Partner’s interest in Partnership’s net income from continuing operations	118	30
Partnership’s net income from continuing operations allocable to unvested units	-	7
Common unit holders’ interest in Partnership’s net income from continuing operations	$6,151	$1,577
Denominators
Weighted average number of common units outstanding, basic and diluted	18,178,100	18,100,241
Net income from continuing operations per common unit:
Basic and diluted	$0.34	$0.09